Financial performance (Tables)	12 Months Ended
Jun. 30, 2024
Financial performance [Abstract]
Segment Information
Segment information provided to the CODM:

Segment information	North America			Australia			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Exploration expenditure - non core	(31)	(45)	(17)	-	-	-	(31)	(45)	(17)
Other expenses	(2,383)	(1,356)	(2,870)	(1,467)	(2,328)	(4,029)	(3,850)	(3,684)	(6,899)
Reportable segment loss	(2,414)	(1,401)	(2,887)	(1,467)	(2,328)	(4,029)	(3,881)	(3,729)	(6,916)
Employee benefits and other expenses	(2,407)	(2,043)	(1,379)	(2,937)	(3,924)	(3,677)	(5,344)	(5,967)	(5,056)
Net financing income / (expense)	(1,802)	(25)	3	3,202	3,330	3,466	1,400	3,305	3,469
Net loss before income tax	(6,623)	(3,469)	(4,263)	(1,202)	(2,922)	(4,240)	(7,825)	(6,391)	(8,503)

Segment assets
Exploration assets	187,664	152,226	118,487	-	-	-	187,664	152,226	118,487
Other assets	8,576	5,258	6,158	28,235	48,835	88,600	36,811	54,093	94,758
Total assets	196,240	157,484	124,645	28,235	48,835	88,600	224,475	206,319	213,245
Segment liabilities
Payables	4,442	7,547	8,146	142	927	816	4,584	8,474	8,962
Provisions	177	167	331	251	201	166	428	368	497
Borrowings	1,200	-	-	-	-	-	1,200	-	-
Total current liabilities	5,819	7,714	8,477	393	1,128	982	6,212	8,842	9,459
Payables	(8)	78	87	50	-	-	42	78	87
Total non-current liabilities	(8)	78	87	50	-	-	42	78	87
Total liabilities	5,811	7,792	8,564	443	1,128	982	6,254	8,920	9,546
Net assets	190,429	149,692	116,081	27,792	47,707	87,618	218,221	197,399	203,699

Impairment
2024	2023	2022
$’000	$’000	$’000
2.2.	Impairment write-off

Exploration expenditure written off	(31)	(45)	(17)
Total impairment	(31)	(45)	(17)

Other Expenses
2.3.	Other expenses

General and administrative expenses	1,668	2,751	3,319
Consulting and professional costs	1,922	881	3,407
Depreciation and amortization	260	52	173
Total other expenses	3,850	3,684	6,899

Net Finance Income / (Costs)
2.4.	Net finance income / (costs)

Interest income from external providers	1,293	1,484	61
Other revenue	-	26	50
Net foreign exchange gain	118	1,811	3,375
Finance income	1,411	3,321	3,486

Bank charges	(9)	(6)	(12)
Net foreign exchange loss	-	-	-
Lease interest	(2)	(10)	(5)
Finance costs	(11)	(16)	(17)
Net finance income / (costs)	1,400	3,305	3,469

Earnings per Share
2.5.	Earnings per share

	2024	2023	2022
	$’000	$’000	$’000

Earnings used in calculating earnings per share
Basic and diluted loss	(7,825)	(6,391)	(8,503)

Weighted average number of ordinary shares used as the denominator	Number	Number	Number

Issued ordinary shares - opening balance	2,098,818,267	2,091,299,420	1,896,676,204
Effect of shares issued	46,244,015	6,894,635	117,750,170

Weighted average number of ordinary shares	2,145,062,282	2,098,194,055	2,014,426,374

Weighted average number of ordinary shares (diluted)
Weighted average number of ordinary shares at 30 June for basic EPS	2,145,062,282	2,098,194,055	2,014,426,374
Effect of dilution from options and rights on issue	-	-	-
Weighted average number of ordinary shares adjusted for effect of dilution	2,145,062,282	2,098,194,055	2,014,426,374

	Cents	Cents	Cents
Basic loss per share attributable to the ordinary equity holders of the company	(0.36)	(0.30)	(0.42)
Diluted loss per share attributable to the ordinary equity holders of the company	(0.36)	(0.30)	(0.42)